THE ALGER RETIREMENT FUND


                                               ALGER GROWTH RETIREMENT PORTFOLIO
                                            ALGER SMALL CAP RETIREMENT PORTFOLIO
                                        ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
                                 ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO



                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2000



THE ALGER RETIREMENT FUND

1 World Trade Center
Suite 9333
New York, N.Y. 10048
(800) 992-3863
www.algerretirement.com

BOARD OF TRUSTEES

Fred M. Alger, Chairman
David D. Alger
Charles F. Baird, Jr.
Roger P. Cheever
Lester L. Colbert, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White

INVESTMENT MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, N.Y. 10048

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, N.J. 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302

This report is submitted for the general information of the shareholders of The Alger Retirement Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

RREP100

FELLOW SHAREHOLDERS:
                                                               November 20, 2000


THE YEAR IN REVIEW

      In each of the last five years the U.S. stock market has posted yearly gains of more than 20%, an unprecedented record of consecutive double-digit returns. This year has seen a break in the market's momentum. For the year ended October 31, 2000, the S&P 500 Index was up 6.1%. However, from January through October the broad based index was down 1.8%, and the Dow Jones Industrial Average, which ended 1999 very near the 11,500 we had predicted, was down more than 4%.

PRICE SHOCKS SQUEEZE CORPORATE EARNINGS

      Much of the stock market's volatility since March, when stock market indices hovered near their highs, has been the result of investor uncertainty over the effects of higher interest rates on the economy. During the summer months, concerns about higher energy prices and the falling euro also came into play, and the impacts of these shocks were seen in the third quarter as many companies reported lower than expected earnings. Technology stocks in particular came under pressure during the second half of the year following last year's euphoric 86% gain in the Nasdaq.

      After six Federal Reserve interest rate hikes since the summer of 1999 that culminated in a 50-basis-point increase in May 2000, the economy finally began to show signs of slowing in the second half of the year. In July and August stocks traded in a narrow range as investors watched oil prices and waited for further signals on the direction of interest rates.

      At its meeting on August 22, the Federal Open Market Committee (FOMC) held rates steady but maintained an inflationary bias, in part due to higher energy prices. Crude oil prices rose dramatically in August and in September reached above $37 a barrel. Increased production by OPEC nations and the release of emergency U.S. reserves helped stabilize prices but by the end of October prices were still above $30 a barrel.

      At the same time, the euro currency came under pressure in international markets, falling to a low of $0.85 in September. Intervention by central banks to support the currency temporarily halted the currency's slide, but on October 26, the currency reached a new low of 0.82, nearly 30% below its initial value in January 1999.

      Stock prices were negatively affected as companies began issuing preannouncements in September warning that third quarter earnings would not meet market expectations due to higher energy costs and the euro's decline. Earnings of computer manufacturers were also affected by lower demand compared to last year. The S&P 500 fell 0.97% during the third quarter while the technology-laden Nasdaq Composite fell 7.39%. Small- and mid-capitalization stocks fared better, with the S&P MidCap 400 rising 12.15% during the third quarter.

      Corporate earnings reports continued to dominate the markets in October. The Dow Jones Industrial Average gained 3% during the month to close at 10,971, while the broader based S&P 500 fell 0.5%. The Nasdaq Composite fell 8.3% during the month to close at 3,369.

      Fixed income markets were mostly negatively affected during the year by rising interest rates. Prices of long-term government bonds however were supported by the Treasury department's buy-back program of $30 billion worth of debt with maturities of ten to 30 years. At the end of October, 30-year bond yields stood at 5.8%.

FURTHER SIGNS OF A SLOWER ECONOMY

      Economic data released in early November showed further signs of a slower economy, leading the FOMC to again hold interest rates steady at its last meeting on November 15. The rate of growth in Gross Domestic Product slowed from 5.6% in the first quarter to 2.7% in the third quarter, within the targeted 2% to 3% for a "soft landing." However, the Federal Reserve continues to maintain a tightening bias in the face of higher core inflation and a tight labor market. September's Consumer Price Index showed inflation at 3.4% year over year, with core inflation (excluding food and energy) at 2.5% on an annual basis. Unemployment remains near its 30-year low at 3.9%, and average hourly wages showed an upward tick in October, rising 0.4% compared to analysts' expectations of a 0.3% increase.

      Consumer spending, responsible for two-thirds of the nation's GDP, may also be slowing. The Consumer Board's measure of consumer confidence fell sharply in October, reaching its lowest level since October 1999. Major retailers have reported sluggish sales compared to year-ago levels and preliminary data from the National Association of Purchasing Management show that manufacturing activity is also beginning to slow.

MARKING TIME WHILE THE VOTE COUNT CONTINUES

      As this is an election year, the potential for a change in party leadership affected individual stock sectors as investors took speculative positions in anticipation of election results. As of November 20, however, there is not yet a clear winner in the Presidential race, and the financial markets have largely been marking time since November 7.

      In the short-term, a prolonged court battle will likely have a negative impact on the financial markets as investors in general are uncomfortable with uncertainty. In the longer term, however, the election results may not have a significant effect on stock prices. The Republicans have control of both the Senate and the House, albiet by a narrow margin, limiting the likelihood that any new social spending legislation will be enacted if Gore were to become President. In the event of a Republican victory, proposed tax cuts may eventually be enacted but the current proposals will likely have to be scaled back in order to pass Congress.

PORTFOLIO MATTERS

ALGER SMALL CAP RETIREMENT PORTFOLIO

     The Alger Small Cap Retirement Portfolio gained 10.06% for the twelve months ended October 31, 2000, compared to a gain of 16.16% in the Russell 2000 Growth Index. While small-capitalization stocks in general have underperformed larger companies in recent years, this trend reversed in 2000 as investors sought attractive valuations among overlooked small-cap stocks. The Portfolio's holdings in Internet and technology stocks came under pressure during the year, while holdings in healthcare stocks contributed gains. During the year the Portfolio's investment in semiconductor stocks was reduced in response to an expectation that much of this sector's strong growth potential has been realized. Positions in econom ically sensitive stocks were reduced in light of the expected slower rate of economic growth.

ALGER GROWTH RETIREMENT PORTFOLIO

      For the year ended October 31, 2000, the Alger Growth Retirement Portfolio returned 10.27% compared to a 6.10% gain in the S&P 500. The Portfolio's holdings in semiconductor, energy, and pharmaceutical stocks contributed gains during the year, while holdings in Internet stocks and personal computer manufacturers were adversely affected by the general downturn in the technology sector. During the year the Portfolio's holdings in Internet and semiconductor stocks were reduced. Selective investments in pharmaceuticals and financial companies were among new holdings added to the Portfolio.

ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO

      For the year ended October 31, 2000, the Alger MidCap Growth Retirement Portfolio earned a total return of 51.29% compared to a 31.65% increase in the benchmark S&P MidCap 400 Index. During the twelve months, mid-capitalization stocks as a group turned in the best performance compared to the S&P 500 and the Russell 2000 Growth Index, which tracks smaller companies. The Portfolio substantially outperformed its benchmark index as a result of careful stock selection, specifically semiconductor, energy, and pharmaceutical stocks. Positions in Internet companies posted declines during the year and were trimmed from the Portfolio in favor of new investments in healthcare and energy services companies.

ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO

      For the twelve months ended October 31, 2000 the Alger Capital Appreciation Retirement Portfolio returned 13.14% compared to 6.10% for the S&P
500. The Portfolio employs an all-capitalization approach to selecting securities and has benefited in recent years from a higher weighting towards large-capitalization growth stocks. However, during the last twelve months the Portfolio benefited from the positive trend in small- and mid-capitalization issues. The Portfolio's holdings in Internet and technology stocks came under pressure with the general decline in technology issues during the year, while healthcare, software, and energy stocks contributed gains. During the second half of the year the Portfolio's holdings in technology stocks were reduced in favor of new investments in stocks that are positioned to sustain earnings in a period of slower economic growth. New investments also included positions in biotechnology stocks offering strong growth potential from product development efforts.

LOOKING AHEAD

      Looking ahead, we believe that sustained economic growth in the 2% to 3% range combined with moderate inflation will offer opportunities for a decline in interest rates in 2001, a move that would lend support to stocks. We expect the outcome of the Presidential election to have a modest impact on the economy and the markets over the long term, and the resolution of the current uncertainty will likely result in a rebound in stock prices. In our view, a Bush administration would undoubtedly be more pro-business than a Gore administration; however, if Gore is President the Republican control of Congress will likely result in gridlock, and that too can be good for the markets.

      More important than the election results, we believe, is the prospect of declining interest rates in 2001. Lower interest rates will set the stage for quality companies to sustain corporate earnings growth, and support a rally in bond prices and a resurgence in stock prices. In this environment, the Alger Retirement Portfolios will continue to seek investments in quality companies that offer superior growth potential, consistent with our fundamental approach to security selection.


      Respectfully submitted,

      /s/ David D. Alger
      ----------------------
      David D. Alger
      President

--------------------------------------------------------------------------------
ALGER GROWTH RETIREMENT PORTFOLIO

PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993
--------------------------------------------------------------------------------

         [The table below represents a line chart in the printed piece.]

            Alger
         Retirement
           Growth      S&P 500

11/8/93     10000       10000
10/31/94    10380       10410
10/31/95    14231       13162
10/31/96    15396       16333
10/31/97    19836       21579
10/31/98    24878       26324
10/31/99    35326       33082
10/31/00    38955       35100


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Growth Retirement Portfolio and the S&P 500 Index on November 8, 1993, the inception date of the Alger Growth Retirement Portfolio. The figures for both the Alger Growth Retirement Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON THROUGH OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                      AVERAGE ANNUAL RETURNS
                                                                   SINCE
                                                                 INCEPTION
                                            1 YEAR     5 YEARS    11/8/93
                                           ----------------------------------
          ALGER GROWTH
          RETIREMENT PORTFOLIO               10.27%     22.31%     21.51%

          S&P 500 Index                       6.10%     21.67%     19.70%
                                           ----------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2000

   SHARES     COMMON STOCKS--92.5%                                    VALUE
   ------                                                             -----
              ADVERTISING--1.1%
    15,300    Omnicom Group Inc. ...............................   $  1,411,425
                                                                   ------------
              AEROSPACE--4.4%
    10,900    General Dynamics Corporation .....................        780,031
    69,000    United Technologies Corporation ..................      4,817,063
                                                                   ------------
                                                                      5,597,094
                                                                   ------------
              AUTOMOTIVE--.8%
    21,300    Harley-Davidson, Inc. ............................      1,026,394
                                                                   ------------
              BIO-TECHNOLOGY RESEARCH
                & PRODUCTION--2.5%
    53,800    Amgen Inc.* ......................................      3,117,038
                                                                   ------------
              CABLE--2.4%
    33,800    Comcast Corp., Cl. A Special* ....................      1,377,350
    22,000    Time Warner Inc. .................................      1,670,020
                                                                   ------------
                                                                      3,047,370
                                                                   ------------
              COMMUNICATION
                EQUIPMENT--3.8%
    68,800    Cisco Systems, Inc.* .............................      3,706,600
    13,952    Corning Incorporated .............................      1,067,328
                                                                   ------------
                                                                      4,773,928
                                                                   ------------
              COMMUNICATIONS
                TECHNOLOGY--5.5%
    38,300    America Online, Inc.* ............................      1,931,469
    68,000    AT&T Corp. Liberty Media
                Group, Series A* ...............................      1,224,000
    20,800    Exodus Communications, Inc.* .....................        698,100
    10,600    SBC Communications Inc. ..........................        611,488
    44,400    Viacom Inc. Cl. B* ...............................      2,525,250
                                                                   ------------
                                                                      6,990,307
                                                                   ------------
              COMPUTER RELATED &
                BUSINESS EQUIPMENT--4.5%
    22,000    Dell Computer Corporation* .......................        649,000
    20,800    EMC Corporation* .................................      1,852,500
    18,000    Hewlett-Packard Company ..........................        835,875
    21,200    Sun Microsystems, Inc.* ..........................      2,350,550
                                                                   ------------
                                                                      5,687,925
                                                                   ------------
              COMPUTER SERVICES--3.1%
    18,000    CNET Networks, Inc.*+ ............................        567,000
    60,200    eBay Inc.*+ ......................................      3,100,300
     5,184    Yahoo Inc. *+ ....................................        303,912
                                                                   ------------
                                                                      3,971,212
                                                                   ------------
              COMPUTER SOFTWARE--5.3%
    12,500    BEA Systems, Inc.*+ ..............................   $    896,875
    17,200    Commerce One, Inc.*+ .............................      1,104,025
    20,600    Intuit Inc.* .....................................      1,265,613
     5,555    i2 Technologies, Inc.* ...........................        944,350
    37,000    Microsoft Corporation* ...........................      2,548,375
                                                                   ------------
                                                                      6,759,238
                                                                   ------------
              CONGLOMERATE--5.6%
    23,000    General Electric Company .........................      1,260,688
    33,500    Philip Morris Companies Inc. .....................      1,226,936
    81,100    Tyco International Limited .......................      4,597,356
                                                                   ------------
                                                                      7,084,980
                                                                   ------------
              ENERGY & ENERGY
                SERVICES--5.6%
    15,650    Calpine Corporation * ............................      1,235,372
     7,800    Duke Energy Corporation ..........................        674,213
   106,150    Halliburton Company ..............................      3,934,184
    22,300    Transocean Sedco Forex Inc. ......................      1,181,900
                                                                   ------------
                                                                      7,025,669
                                                                   ------------
              FINANCIAL SERVICES--9.1%
    12,000    American Express Company .........................        720,000
    67,200    Citigroup Inc. ...................................      3,536,400
     5,600    Marsh & McLennan Companies, Inc. .................        732,200
    19,700    Merrill Lynch & Co., Inc. ........................      1,379,000
    52,050    Schwab (Charles) Corporation (The) ...............      1,828,256
    53,000    Stilwell Financial Inc. ..........................      2,375,062
    22,200    Washington Mutual, Inc. ..........................        976,800
                                                                   ------------
                                                                     11,547,718
                                                                   ------------
              FOOD CHAINS--2.4%
    31,100    The Kroger Co.* ..................................        701,694
    43,500    Safeway Inc.* ....................................      2,378,906
                                                                   ------------
                                                                      3,080,600
                                                                   ------------
              FOODS & BEVERAGES--1.3%
    27,700    The Coca-Cola Company ............................      1,672,389
                                                                   ------------
              HEALTH CARE ADMINiSTRATIVE
                SERVICES--3.2%
    42,500    Cardinal Health, Inc. ............................      4,026,875
                                                                   ------------
              INSURANCE--2.0%
    26,000    American International Group, Inc. ...............      2,548,000
                                                                   ------------
              MANUFACTURING--1.7%
     5,600    Sanmina Corporation*+ ............................        640,150
    33,200    Solectron Corporation* ...........................      1,460,800
                                                                   ------------
                                                                      2,100,950
                                                                   ------------

-------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2000

   SHARES     COMMON STOCKS (CONTINUED)                               VALUE
   ------                                                             -----
              MEDICAL DEVICES--1.7%
    23,000    Guidant Corporation* .............................   $  1,217,563
    14,000    Medtronic, Inc. ..................................        760,375
                                                                   ------------
                                                                      1,977,938
                                                                   ------------
              OIL & GAS--3.5%
    49,600    Exxon Mobil Corporation ..........................      4,423,700
                                                                   ------------
              PHARMACEUTICALS--8.8%
    15,200    Abbott Laboratories ..............................        802,750
    46,805    American Home Products Corporation ...............      2,972,116
    29,700    Baxter International Inc. ........................      2,440,969
   114,400    Pfizer Inc. ......................................      4,940,650
                                                                   ------------
                                                                     11,156,485
                                                                   ------------
              RETAIL--5.3%
    25,000    Best Buy Co., Inc.* ..............................      1,254,687
    15,400    Home Depot, Inc. .................................        662,200
    29,700    Walgreen Co. .....................................      1,355,062
    76,800    Wal-Mart Stores, Inc. ............................      3,484,800
                                                                   ------------
                                                                      6,756,749
                                                                   ------------
              SEMICONDUCTOR CAPITAL
                EQUIPMENT--2.4%
    37,300    Applied Materials, Inc.* .........................      1,981,563
    34,600    Teradyne, Inc.* ..................................      1,081,250
                                                                   ------------
                                                                      3,062,813
                                                                   ------------
              SEMICONDUCTORS--6.5%
    81,100    Altera Corporation * .............................      3,320,031
    31,500    Intel Corporation ................................      1,417,500
    29,300    Linear Technology Corporation ....................      1,891,681
    31,800    Texas Instruments, Incorporated ..................      1,560,188
                                                                   ------------
                                                                      8,189,400
                                                                   ------------
              Total Common Stocks
                (Cost $105,597,631) ............................    117,036,197
                                                                   ------------
              PREFERRED STOCK--.5%

            COMMUNICATIONS
 15,400     Nokia Corporation, ADR*
              (Cost $615,955) ..................................        658,350
                                                                   ------------

 PRINCIPAL
  AMOUNT      SHORT-TERM INVESTMENTS--14.2%                            VALUE
----------                                                         ------------

              SHORT-TERM CORPORATE
                NOTES--9.5%
$4,500,000    AES Hawaii Inc.,
                6.50%, 11/10/00 ................................   $  4,492,688
 4,500,000    AT&T Corp.,
                6.54%, 11/21/00 ................................      4,483,650
 3,000,000    Potomac Electric Power Company,
                6.49%, 11/21/00 ................................      2,989,182
                                                                   ------------
              Total Short-Term Corporate Notes
                (Cost $11,965,520) .............................     11,965,520

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--2.0%
              Securities Held Under Repurchase
                Agreements, 6.47%, 11/1/00,
                with State Street Bank and Trust
                Company, dtd 10/31/00, repurchase
                price $2,525,454; collateralized by
                Federal Home Loan Bank Discount
                Notes (par value $2,520,000
                due 2/22/05) ...................................      2,525,000
                                                                   ------------

              OTHER SHORT-TERM
 SHARES         INVESTMENTS--2.7%
----------
 3,477,755    Securities Lending Quality Trust
                (Cost $3,477,755) (b) ..........................      3,477,755
                                                                   ------------
              Total Short-Term Investments
                (Cost $17,968,275) .............................     17,968,275

Total Investments
  (Cost $124,181,861)(a) ...............................   107.2%   135,662,822
Liabilities in Excess of Other Assets ..................    (7.2)    (9,089,796)
                                                           -----   ------------
Net Assets .............................................   100.0%  $126,573,026
                                                           =====   ============

*    Non-income producing security.

+    Securities partially or fully on loan.

(a) At October 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $124,181,861, amounted to $11,480,961 which consisted of aggregate gross unrealized appreciation of $17,315,165 and aggregate gross unrealized depreciation of $5,834,204.

(b)  Represents investment of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
alger GROWTH Retirement PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year

                                                                                YEAR ENDED OCTOBER 31,
                                                    ------------------------------------------------------------------------------
                                                      2000              1999            1998              1997              1996
                                                    --------          --------        --------          --------          --------
Net asset value, beginning of year ...........      $  17.17          $  12.37        $  10.78          $   9.32          $  11.65
                                                    --------          --------        --------          --------          --------
Net investment income (loss) .................         (0.03)(i)         (0.05)          (0.01)(i)         (0.02)(i)         (0.01)

Net realized and unrealized
   gain on investments .......................          1.92              5.23            2.82              2.65              0.91
                                                    --------          --------        --------          --------          --------
     Total from investment
       operations ............................          1.89              5.18            2.81              2.63              0.90
Distributions from net
   realized gains ............................         (1.91)            (0.38)          (1.22)            (1.17)            (3.23)
                                                    --------          --------        --------          --------          --------
Net asset value,
   end of year ...............................      $  17.15          $  17.17        $  12.37          $  10.78          $   9.32
                                                    ========          ========        ========          ========          ========
Total Return .................................          10.3%             42.0%           25.4%             28.8%              8.2%
                                                    ========          ========        ========          ========          ========
Ratios and Supplemental Data:
  Net assets, end of year
     (000's omitted) .........................      $126,573          $ 72,746        $ 40,196          $ 22,922          $ 11,325
                                                    ========          ========        ========          ========          ========
  Ratio of expenses to
     average net assets ......................          1.06%             1.07%           1.11%             1.13%             1.07%
                                                    ========          ========        ========          ========          ========
  Ratio of net investment
     income (loss) to
     average net assets ......................         (0.16%)           (0.39%)         (0.06%)           (0.22%)           (0.09%)
                                                    ========          ========        ========          ========          ========
  Portfolio Turnover Rate ....................        101.29%           143.80%         130.31%           159.38%           142.83%
                                                    ========          ========        ========          ========          ========

(i)  Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
ALGER SMALL CAP RETIREMENT PORTFOLIO

PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993
-------------------------------------------------------------------------------

         [The table below represents a line chart in the printed piece.]

               Alger
             Small Cap    Russell 2000
             Retirement   Growth Index
11/8/93        10000        10000
10/31/94       10830        10005
10/31/95       17999        12063
10/31/96       19654        13671
10/31/97       23388        16565
10/31/98       22971        13940
10/31/99       35085        18022
10/31/00       38614        20934


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Small Cap Retirement Portfolio and the Russell 2000 Growth Index on November 8, 1993, the inception date of the Alger Small Cap Retirement Portfolio. The figures for the Alger Small Cap Retirement Portfolio and the Russell 2000 Growth Index, an unmanaged index of common stocks, include reinvestment of dividends.

-------------------------------------------------------------------------------
PERFORMANCE COMPARISON THROUGH OCTOBER 31, 2000
-------------------------------------------------------------------------------


                                                      AVERAGE ANNUAL RETURNS
                                                                   SINCE
                                                                 INCEPTION
                                            1 YEAR     5 YEARS    11/8/93
                                           ----------------------------------

          Alger Small Cap
          Retirement Portfolio                10.06%    16.49%    21.35%

          Russell 2000 Growth Index           16.16%    11.66%    11.16%
                                           ----------------------------------


THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

-------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2000

   SHARES   COMMON STOCKS--86.7%                                       VALUE
   ------                                                              -----
              AIR TRANSPORT--.4%
    15,900    SkyWest, Inc. ....................................   $    802,950
                                                                   ------------
              BANKS--.5%
     5,800    Greater Bay Bancorp ..............................        188,862
    19,100    Southwest Bancorporation
              of Texas, Inc.* ..................................        697,150
                                                                   ------------
                                                                        886,012
                                                                   ------------
              BIO-TECHNOLOGY RESEARCH
                & PRODUCTION--7.2%
    17,370    Albany Molecular Research, Inc.* .................      1,009,631
    10,200    Alexion Pharmaceuticals, Inc.* ...................      1,054,425
    17,300    Aviron* ..........................................      1,130,987
     9,500    Cell Therapeutics, Inc.* .........................        635,461
    35,594    Cephalon, Inc.* ..................................      1,908,728
    37,900    Charles River Laboratories International, Inc.* ..        994,875
    13,700    IDEC Pharmaceuticals Corporation* ................      2,686,913
    36,700    Informax, Inc.* ..................................      1,020,719
    58,200    Lexicon Genetics Incorporated* ...................      1,178,550
     3,400    Myriad Genetics, Inc.* ...........................        408,000
    21,600    NPS Pharmaceuticals, Inc.* .......................        926,100
     6,250    Titan Pharmaceuticals, Inc.* .....................        263,000
    18,150    Variagenics, Inc.* ...............................        299,475
                                                                   ------------
                                                                     13,516,864
                                                                   ------------
              BUSINESS SERVICES
     5,720    AvantGo, Inc.* ...................................         56,305
                                                                   ------------
              COMMERCIAL SERVICES--.5%
    19,300    Corporate Executive Board Co. ....................        890,213
                                                                   ------------
              COMMUNICATIONS
                TECHNOLOGY--7.4%
    34,700    Avocent Corporation* .............................      2,461,531
    74,500    Cobalt Networks, Inc.* ...........................      4,106,812
    18,800    Digital Lightwave, Inc.*+ ........................        952,925
    40,200    Packeteer, Inc.* .................................        999,975
    20,200    Proxim, Inc.* ....................................      1,224,625
    30,100    REMEC, Inc.* .....................................        897,356
    27,700    Research in Motion Limited* ......................      2,770,000
    29,200    TeleCommunication
              Systems, Inc. Cl. A.* ............................        459,900
                                                                   ------------
                                                                     13,873,124
                                                                   ------------
              COMPUTER SERVICES--10.8%
    79,500    Actuate Corporation* .............................      2,240,906
    37,100    Aspen Technology, Inc.* ..........................      1,532,694
    11,900    Click Commerce, Inc.* ............................        340,638
     7,900    Documentum, Inc.* ................................        671,500
     2,160    Embarcadero Technologies, Inc.* ..................        130,545
    39,000    Evolve Software, Inc.* ...........................        611,813
   106,500    Exult Inc.*+ .....................................      1,597,500
    15,300    Informatica Corporation* .........................      1,445,850
    25,612    Interwoven, Inc.* ................................      2,580,409
    15,100    Manugistics Group, Inc.* .........................      1,720,456
    13,400    Micromuse Inc.* ..................................      2,273,812
    20,100    Netegrity, Inc.* .................................      1,567,800
     9,700    Resonate Inc.* ...................................        411,038
    20,600    SignalSoft Corporation* ..........................        585,813
    32,150    SpeechWorks International Inc.* ..................      2,676,488
                                                                   ------------
                                                                     20,387,262
                                                                   ------------
              COMPUTER TECHNOLOGY--.6%
    37,010    Computer Network Technology Corporation* .........      1,124,756
                                                                   ------------
              DIVERSIFIED FINANCIAL
                SERVICES--2.3%
    92,000    BISYS Group, Inc.* ...............................      4,335,500
                                                                   ------------
              DRUGS &
                PHARMACEUTICALS--8.2%
    23,250    ALZA Corporation* ................................      1,881,797
   120,000    AmeriSource Health Corporation Cl. A* ............      5,212,500
    97,030    Bindley Western Industries, Inc. .................      3,487,015
    22,200    COR Therapeutics, Inc.* ..........................      1,254,300
    16,000    Medicis Pharmaceutical Corporation* ..............      1,178,000
    24,900    Onyx Pharmaceuticals, Inc.*+ .....................        373,500
    26,100    Priority Healthcare Corporation, Cl. B* ..........      1,402,875
    12,000    United Therapeutics Corporation*+ ................        642,000
                                                                   ------------
                                                                     15,431,987
                                                                   ------------
              ELECTRONICS--6.5%
    40,200    Benchmark Electronics, Inc.* .....................      1,618,050
    88,000    DDi Corp.* .......................................      3,514,500
    25,300    Keithley Instruments, Inc. .......................      1,353,550
    20,200    Mettler-Toledo International Inc. * ..............        943,088
    40,300    MRV Communications, Inc.* ........................      1,591,850
    41,800    Plexus Corp.* ....................................      2,636,012
    26,300    SMTC Corporation* ................................        496,413
                                                                   ------------
                                                                     12,153,463
                                                                   ------------
              ENERGY--.9%
    21,100    CARBO Ceramics Inc. ..............................        631,681
    12,890    FuelCell Energy, Inc.*+ ..........................        986,891
     5,700    Veritas DGC Inc.* ................................        171,000
                                                                   ------------
                                                                      1,789,572
                                                                   ------------
              FINANCIAL INFORMATION
                SERVICES--2.2%
   110,750    FactSet Research Systems Inc. ....................      4,194,103
                                                                   ------------

-------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS  (Continued)
October 31, 2000

   SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ------                                                              -----
              FREIGHT--.1%
     4,300    EGL, Inc.* .......................................   $    122,550
                                                                   ------------
              HEALTH CARE--9.3%
    35,700    Advance Paradigm, Inc.* ..........................      1,744,838
    35,300    IMPATH Inc.* .....................................      2,669,562
    46,250    Laboratory Corporation of America Holdings* ......      6,237,969
    57,310    Orthodontic Centers Of America* ..................      1,912,721
   114,000    Province Healthcare Company* .....................      4,802,250
                                                                   ------------
                                                                     17,367,340
                                                                   ------------
              HOTELS--.2%
    22,500    Orient-Express Hotels Ltd. Cl. A.* ...............        406,406
                                                                   ------------
              IDENTIFICATION CONTROL
                & FILTER DEVICES--.9%
    39,600    Artesyn Technologies, Inc.* ......................      1,608,750
                                                                   ------------
              INVESTMENT MANAGEMENT
                COMPANIES--4.9%
    39,600    Affiliated Managers Group, Inc.* .................      2,380,950
    70,800    Blackrock Inc.* ..................................      3,017,850
   130,800    Federated Investors, Inc. Cl. B ..................      3,809,550
                                                                   ------------
                                                                      9,208,350
                                                                   ------------
              MEDICAL & DENTAL
                INSTRUMENTS
                & SUPPLIES--2.5%
    21,100    Cytyc Corporation* ...............................      1,252,483
    48,700    Enzon, Inc* ......................................      3,469,875
                                                                   ------------
                                                                      4,722,358
                                                                   ------------
              MEDICAL SERVICES--2.6%
    61,500    Aurora Biosciences Corp.* ........................      3,747,655
    15,200    Deltagen, Inc.* ..................................        241,300
    21,940    RehabCare Group, Inc.* ...........................        947,534
                                                                   ------------
                                                                      4,936,489
                                                                   ------------
              METAL FABRICATING--2.5%
    58,690    Shaw Group Inc. (The)* ...........................      4,783,235
                                                                   ------------
              OIL & GAS--1.2%
    19,000    Cross Timbers Oil Company ........................        357,438
   182,300    Grey Wolf, Inc.* .................................        843,138
     7,800    Mitchell Energy & Development Corp. ..............        358,800
     4,530    Spinnaker Exploration Company* ...................        137,032
    10,500    St. Mary Land & Exploration Company ..............        246,094
     8,400    Swift Energy Company* ............................        273,000
                                                                   ------------
                                                                      2,215,502
                                                                   ------------
              PHOTOGRAPHY--1.2%
    71,385    Concord Camera Corp.* ............................   $  2,208,473
                                                                   ------------
              PRODUCTION TECHNOLOGY
                EQUIPMENT--.4%
    14,222    DuPont Photomasks, Inc.* .........................        798,210
                                                                   ------------
              RESTAURANTS--2.0%
    33,650    California Pizza Kitchen, Inc.* ..................      1,177,750
    53,900    Cheesecake Factory Incorporated*2,388,444
     3,000    Krispy Kreme Doughnuts Inc.* .....................        295,688
                                                                   ------------
                                                                      3,861,882
                                                                   ------------
              RETAIL--1.2%
    62,800    Abercrombie & Fitch Co., CL. A * .................      1,479,725
    23,000    Zale Corporation* ................................        779,125
                                                                   ------------
                                                                      2,258,850
                                                                   ------------
              SCIENTIFIC EQUIPMENT
                & SUPPLIERS--2.3%
    38,600    Newport Corporation ..............................      4,408,241
                                                                   ------------
              SECURITIES BROKERAGE
                & SERVICES--.6%
    30,100    Investment Technology Group, Inc.* ...............      1,083,600
                                                                   ------------
              SEMICONDUCTORS--5.9%
    15,500    Actel Corporation* ...............................        567,688
    14,651    Applied Micro Circuits Corp.* ....................      1,119,907
    21,300    Elantec Semiconductor Inc.* ......................      2,369,625
    18,000    Exar Corporation* ................................        804,375
   100,000    Integrated Circuit Systems, Inc.* ................      1,362,500
    36,300    Microtune, Inc.* .................................      1,020,938
    68,100    Oak Technology Inc.* .............................      1,911,056
    10,000    OmniVision Technologies, Inc.* ...................        341,250
    57,500    Pericom Semiconductor Corporation* ...............      1,523,750
                                                                   ------------
                                                                     11,021,089
                                                                   ------------
              TELECOMMUNICATIONS
                EQUIPMENT--.5%
    21,400    Plantronics, Inc.* ...............................        976,375
                                                                   ------------
              TRUCKERS--.8%
    34,750    Forward Air Corporation* .........................      1,429,094
                                                                   ------------
              UTILITIES--.1%
    12,295    TNPC, Inc.* ......................................        204,404
                                                                   ------------
              Total Common Stocks
                (Cost $145,667,265) ............................    163,063,309

-------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2000

 PRINCIPAL
  AMOUNT      SHORT-TERM INVESTMENTS--16.4%                           VALUE
 ---------                                                            ------
              SHORT-TERM CORPORATE
                NOTES--13.6%
 $4,500,000   AESHawaii Inc.,
                6.50%, 11/10/00 ................................  $   4,492,688
  4,500,000   National Australia Funding (Del),
                6.43%, 11/30/00 ................................      4,476,691
  7,500,000   Potomac Electric Power Company,
                6.49%, 11/21/00 ................................      7,472,958
  9,000,000   Textron Financial Corporation,
                6.52%, 11/17/00 ................................      8,973,920
                                                                   ------------
              Total Short-Term Corporate Notes
                (Cost $25,416,257) .............................     25,416,257
                                                                   ------------
              SECURITIES HELD UNDER
                REPURCHASE
                AGREEMENTS--2.8%
              Securities Held Under Repurchase
                Agreements, 6.47%, 11/1/00, with
                State Street Bank and Trust
                Company, dtd 10/31/00, repurchase
                price $5,290,951; collateralized by
                Federal Home Loan Bank Discount
                Notes (par value $5,280,000
                due 2/22/05) ...................................      5,290,000
                                                                   ------------
              Total Short-Term Investments
                (Cost $30,706,257) .............................     30,706,257
                                                                   ------------
Total Investments
  (Cost $176,373,522) (a) .............................  103.1%     193,769,566
Liabilities in Excess of Other Assets .................   (3.1)      (5,796,432)
                                                         -----     ------------
Net Assets ............................................  100.0%    $187,973,134
                                                         =====     ============


*    Non-income producing security.

+    Securities partially or fully on loan.

(a) At October 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $176,373,522, amounted to $17,396,044 which consisted of aggregate gross unrealized appreciation of $27,632,137 and aggregate gross unrealized depreciation of $10,236,093.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year

                                                                                YEAR ENDED OCTOBER 31,
                                                    ------------------------------------------------------------------------------
                                                      2000              1999            1998              1997              1996
                                                    --------          --------        --------          --------          --------
Net asset value, beginning of year ...........      $  22.82          $  16.37        $  18.00          $  17.87          $  17.92
                                                    --------          --------        --------          --------          --------
Net investment income (loss) .................         (0.06)(i)         (0.12)(i)       (0.08)            (0.10)            (0.05)
Net realized and unrealized
   gain on investments .......................          2.50              8.65            0.02              3.13              1.72
                                                    --------          --------        --------          --------          --------
    Total from investment operations .........          2.44              8.53           (0.06)             3.03              1.67
Distributions from net realized gains ........         (1.48)            (2.08)          (1.57)            (2.90)            (1.72)
                                                    --------          --------        --------          --------          --------
Net asset value, end of year .................      $  23.78          $  22.82        $  16.37          $  18.00          $  17.87
                                                    ========          ========        ========          ========          ========
Total Return .................................          10.1%             52.7%           (1.8%)            19.0%              9.2%
                                                    ========          ========        ========          ========          ========
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted) ....      $187,973          $ 63,711        $ 29,938          $ 31,499          $ 30,043
                                                    ========          ========        ========          ========          ========
  Ratio of expenses to average net assets ....          1.17%             1.02%           1.03%             1.06%             1.05%
                                                    ========          ========        ========          ========          ========
  Ratio of net investment income (loss) to
     average net assets ......................         (0.23%)           (0.57%)         (0.55%)           (0.62%)           (0.54%)
                                                    ========          ========        ========          ========          ========
  Portfolio Turnover Rate ....................        242.45%           193.32%         169.97%           134.25%           182.49%
                                                    ========          ========        ========          ========          ========

(i)  Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO

PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993
-------------------------------------------------------------------------------

         [The table below represents a line chart in the printed piece.]

                   Alger
                  MicCap
                  Growth     S&P MidCap
                Retirement    400 Index

11/8/93           10000        10000
10/31/94          11660        10292
10/31/95          17968        12475
10/31/96          19088        14637
10/31/97          24544        19417
10/31/98          27366        20721
10/31/99          38966        25087
10/31/00          58951        33027

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger MidCap Growth Retirement Portfolio and the S&P MidCap 400 Index on November 8, 1993, the inception date of the Alger MidCap Growth Retirement Portfolio. Figures for the Alger MidCap Growth Retirement Portfolio and the S&P MidCap 400 Index, an unmanaged index of common stocks, include reinvestment of dividends.

-------------------------------------------------------------------------------
PERFORMANCE COMPARISON THROUGH OCTOBER 31, 2000
-------------------------------------------------------------------------------


                                                      AVERAGE ANNUAL RETURNS
                                                                   SINCE
                                                                 INCEPTION
                                            1 YEAR     5 YEARS    11/8/93
                                           ----------------------------------

          Alger MidCap Growth
          Retirement Portfolio               51.29%    26.82%    28.94%

          S&P MidCap 400 Index               31.65%    21.50%    18.66%
                                           ----------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

-------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2000

   SHARES     COMMON STOCKS--85.3%                                   VALUE
   -------                                                           -----
              ADVERTISING--1.1%
    38,800    Lamar Advertising Company, Cl. A* ................   $  1,862,400
                                                                   ------------
              AEROSPACE--.7%
    18,000    General Dynamics Corporation .....................      1,288,125
                                                                   ------------
              AIRLINES--.5%
    17,000    Continental Airlines, Inc. Cl. B* ................        892,500
                                                                   ------------
              AUTOMOTIVE .5%
    18,100    Harley-Davidson, Inc. ............................        872,194
                                                                   ------------
              BIO-TECHNOLOGY RESEARCH
                & PRODUCTION--3.3%
    12,100    Affymetrix Inc.* .................................        670,037
    46,900    Cephalon, Inc.* ..................................      2,515,013
    54,300    QLT Inc.* ........................................      2,700,577
                                                                   ------------
                                                                      5,885,627
                                                                   ------------
              BROADCASTING--.4%
    34,800    Entravision Communications Corporation Cl. A* ....        615,525
                                                                   ------------
              BUSINESS SERVICES--1.5%
    19,000    CSG Systems International Inc.* ..................        882,312
    33,850    Fiserv Inc.* .....................................      1,775,009
                                                                   ------------
                                                                      2,657,321
                                                                   ------------
              COMMUNICATION
                EQUIPMENT--1.5%
    27,100    Efficient Networks, Inc.* ........................      1,136,930
    81,300    Spectrasite Holdings, Inc.* ......................      1,605,675
                                                                   ------------
                                                                      2,742,605
                                                                   ------------
              COMMUNICATIONS
                TECHNOLOGY--.4%
    21,200    Exodus Communications, Inc.* .....................        711,525
                                                                   ------------
              COMPUTER SERVICES--5.3%
     8,800    Amdocs Limited* ..................................        570,350
   121,600    CNET Networks, Inc.* .............................      3,830,400
    98,500    eBay Inc.* .......................................      5,072,750
                                                                   ------------
                                                                      9,473,500
                                                                   ------------
              COMPUTER SOFTWARE--9.1%
    81,000    Commerce One, Inc.* ..............................      5,199,187
   112,100    Intuit Inc.* .....................................      6,887,144
    56,900    PeopleSoft, Inc.* ................................      2,483,152
    11,100    Software.com, Inc.* ..............................      1,653,900
                                                                   ------------
                                                                     16,223,383
                                                                   ------------
              DRUGS &
                PHARMACEUTICALS--5.5%
    72,150    ALZA Corporation* ................................      5,839,641
    91,200    AmeriSource Health Corporation Cl. A* ............      3,961,500
                                                                   ------------
                                                                      9,801,141
                                                                   ------------
              ENERGY & ENERGY
                SERVICES--13.6%
   100,200    BJ Services Company* .............................      5,254,237
    55,900    Calpine Corporation* .............................      4,412,606
    69,134    Cooper Cameron Corporation* ......................      3,767,803
   104,950    Nabors Industries, Inc.* .........................      5,341,955
    40,000    Santa Fe International Corporation ...............      1,460,000
    40,600    Smith International, Inc.* .......................      2,862,300
    10,000    Southern Energy Inc.* ............................        272,500
    15,000    Transocean Sedco Forex Inc. ......................        795,000
                                                                   ------------
                                                                     24,166,401
                                                                   ------------
              FINANCIAL SERVICES--3.3%
    34,700    Concord EFS Inc.* ................................      1,433,544
    97,400    Stilwell Financial Inc. ..........................      4,364,737
                                                                   ------------
                                                                      5,798,281
                                                                   ------------
              FOODS & BEVERAGES--3.5%
   138,400    Starbucks Corporation* ...........................      6,184,750
                                                                   ------------
              HEALTH CARE--1.5%
    20,350    Laboratory Corporation of America Holdings* ......      2,744,706
                                                                   ------------
              INDUSTRIAL EQUIPMENT--3.9%
    16,000    SPX Corporation* .................................      1,978,000
    68,400    Waters Corporation* ..............................      4,963,275
                                                                   ------------
                                                                      6,941,275
                                                                   ------------
              MANUFACTURING--8.5%
    32,500    Dover Corporation ................................      1,379,219
    20,200    Flextronics International Ltd.* ..................        767,600
    33,150    Jabil Circuit, Inc.* .............................      1,891,622
    93,300    Millipore Corporation ............................      4,898,250
    53,720    Sanmina Corporation* .............................      6,140,867
                                                                   ------------
                                                                     15,077,558
                                                                   ------------
              MEDICAL SERVICES--1.5%
    39,200    Express Scripts Inc. Cl. A* ......................      2,633,750
                                                                   ------------
              OIL & GAS--2.4%
    40,300    Devon Energy Corporation .........................      2,031,120
    55,550    EOG Resources Inc. ...............................      2,187,281
                                                                   ------------
                                                                      4,218,401
                                                                   ------------

-------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2000

   SHARES     COMMON STOCKS--(Continued)                             VALUE
   -------                                                           -----
              PHARMACEUTICALS--4.4%
    17,100    Allergan, Inc. ...................................   $  1,437,469
    48,400    Forest Laboratories, Inc.* .......................      6,413,000
                                                                   ------------
                                                                      7,850,469
                                                                   ------------
              RESTAURANTS--2.0%
   127,400    Outback Steakhouse, Inc.* ........................      3,630,900
                                                                   ------------
              RETAIL--.5%
    16,700    Best Buy Co., Inc.* ..............................        838,131
                                                                   ------------
              SCIENTIFIC EQUIPMENT &
                SUPPLIERS--.4%
     6,000    Newport Corporation ..............................        685,219
                                                                   ------------
              SECURITIES BROKERAGE &
                SERVICES--.4%
    17,450    Investment Technology Group, Inc.* ...............        628,200
                                                                   ------------
              SEMICONDUCTOR CAPITAL
                EQUIPMENT--1.6%
    16,900    ATMI, Inc.* ......................................        318,988
    80,713    Teradyne, Inc.* ..................................      2,522,281
                                                                   ------------
                                                                      2,841,269
                                                                   ------------
              SEMICONDUCTORS--8.0%
    96,600    Altera Corporation* ..............................      3,954,563
    70,600    Linear Technology Corporation ....................      4,558,112
   168,200    Microchip Technology Incorporated* ...............      5,319,325
    15,000    Vishay Intertechnology, Inc.* ....................        450,000
                                                                   ------------
                                                                     14,282,000
                                                                   ------------
              Total Common Stocks
                (Cost $136,159,932)                                 151,547,156
                                                                   ------------

 PRINCIPAL
  AMOUNT      SHORT-TERM INVESTMENTS--12.0%                           VALUE
---------                                                             -----
              SHORT-TERM CORPORATE
                NOTES--9.0%
$5,000,000    AES Hawaii Inc.,
                6.50%, 11/10/00 ................................    $ 4,991,875
 5,000,000    AT&T Corp.,
                6.54%, 11/21/00 ................................      4,981,833
 6,000,000    Consolidated Natural Gas Company,
                6.55%, 11/30/00 ................................      5,968,343
                                                                   ------------
              Total Short-Term Corporate Notes
                (Cost $15,942,051) .............................     15,942,051
                                                                   ------------
              SECURITIES HELD UNDER
                REPURCHASE
                AGREEMENTS--3.0%
              Securities Held Under Repurchase
                Agreements, 6.47%, 11/1/00,
                with State Street Bank and Trust
                Company, dtd 10/31/00, repurchase
                price $5,240,942; collateralized by
                Federal Home Loan Bank Discount
                Notes (par value $5,230,000
                due 2/22/05) ...................................      5,240,000
                                                                   ------------

              Total Short-Term Investments
                (Cost $21,182,051) .............................     21,182,051
                                                                   ------------

Total Investments
  (Cost $157,341,983)(a) .............................    97.3%     172,729,207
Other Assets in Excess of Liabilities ................     2.7        4,836,389
                                                         -----     ------------
Net Assets ...........................................   100.0%    $177,565,596
                                                         =====     ============

*    Non-income producing security.

(a) At October 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $157,341,983, amounted to $15,387,224 which consisted of aggregate gross unrealized appreciation of $24,374,095 and aggregate gross unrealized depreciation of $8,986,871.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year

                                                                                YEAR ENDED OCTOBER 31,
                                                    ------------------------------------------------------------------------------
                                                      2000              1999            1998              1997              1996
                                                    --------          --------        --------          --------          --------
Net asset value, beginning of year ...........      $  11.80          $   8.83        $  11.36          $  14.48          $  16.34
                                                    --------          --------        --------          --------          --------
Net investment income (loss) .................         (0.04)(i)         (0.05)(i)       (0.06)(i)         (0.15)            (0.07)
Net realized and unrealized
   gain on investments .......................          6.07              3.78            1.78              3.46              1.09
                                                    --------          --------        --------          --------          --------
     Total from investment operations ........          6.03              3.73            1.72              3.31              1.02
Distributions from net realized gains ........         (0.30)            (0.76)          (4.25)            (6.43)            (2.88)
                                                    --------          --------        --------          --------          --------
Net asset value, end of year .................      $  17.53          $  11.80        $   8.83          $  11.36          $  14.48
                                                    ========          ========        ========          ========          ========
Total Return .................................          51.3%             42.4%           11.5%             28.6%              6.2%
                                                    ========          ========        ========          ========          ========
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted) ....      $177,566          $ 28,233        $  6,667          $  6,435          $  9,726
                                                    ========          ========        ========          ========          ========
  Ratio of expenses to average net assets ....          1.12%             1.23%           1.22%             1.31%             1.16%
                                                    ========          ========        ========          ========          ========
  Ratio of net investment income (loss) to
     average net assets ......................         (0.24%)           (0.49%)         (0.52%)           (0.79%)           (0.45%)
                                                    ========          ========        ========          ========          ========
  Portfolio Turnover Rate ....................        113.14%           165.68%         184.23%           183.31%           170.21%
                                                    ========          ========        ========          ========          ========

(i)  Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO

PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993
-------------------------------------------------------------------------------

         [The table below represents a line chart in the printed piece.]

               Alger
              Capital
           Appreciation  S&P 500
            Retirement    Index
11/8/93       10000      10000
10/31/94      10080      10410
10/31/95      15564      13162
10/31/96      16515      16333
10/31/97      20820      21579
10/31/98      26672      26324
10/31/99      49169      33082
10/31/00      55,631     35,100


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Capital Appreciation Retirement Portfolio and the S&P 500 Index on November 8, 1993, the inception date of the Alger Capital Appreciation Retirement Portfolio. Figures for the Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.

-------------------------------------------------------------------------------
PERFORMANCE COMPARISON THROUGH OCTOBER 31, 2000
-------------------------------------------------------------------------------
                                                      AVERAGE ANNUAL RETURNS
                                                                   SINCE
                                                                 INCEPTION
                                            1 YEAR     5 YEARS    11/8/93
                                           ----------------------------------
          Alger Capital Appreciation
          Retirement Portfolio                13.14%    29.02%    27.87%

          S&P 500 Index                        6.10%    21.67%    19.70%
                                           ----------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

-------------------------------------------------------------------------------
THE ALGER RETIREMENTFUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2000

   SHARES     COMMON STOCKS--86.1%                                    VALUE
   -------                                                            -----
              BIO-TECHNOLOGY RESEARCH &
                PRODUCTION--5.7%
    18,000    Affymetrix Inc.* .................................   $    996,751
   140,700    Amgen Inc.* ......................................      8,151,805
    34,000    Celgene Corporation*+ ............................      2,188,750
    30,000    Cephalon, Inc.*+ .................................      1,608,750
    40,000    QIAGEN N.V.*+ ....................................      1,725,000
    28,400    QLT Inc.*+ .......................................      1,412,456
                                                                   ------------
                                                                     16,083,512
                                                                   ------------
              CABLE--.7%
    47,900    Comcast Corp., Cl. A Special* ....................      1,951,925
                                                                   ------------
              COMMUNICATION
                EQUIPMENT--7.3%
   166,900    Cisco Systems, Inc.* .............................      8,991,738
    13,700    Redback Networks Inc.*+ ..........................      1,458,194
   150,850    Nortel Networks Corporation ......................      6,863,675
    49,000    QUALCOMM Inc.* ...................................      3,190,359
                                                                   ------------
                                                                     20,503,966
                                                                   ------------
              COMMUNICATIONS
                TECHNOLOGY--4.4%
   118,700    America Online, Inc.* ............................      5,986,040
    41,400    Exodus Communications, Inc.* .....................      1,389,488
    54,800    McLeodUSA Incorporated Cl. A*+ ...................      1,054,900
    39,000    Research in Motion Limited* ......................      3,900,000
                                                                   ------------
                                                                     12,330,428
                                                                   ------------
              COMPUTER RELATED &
                BUSINESS EQUIPMENT--6.5%
    48,950    EMC Corporation* .................................      4,359,609
    39,100    Hewlett-Packard Company ..........................      1,815,706
   109,300    Sun Microsystems, Inc.* ..........................     12,118,638
                                                                   ------------
                                                                     18,293,953
                                                                   ------------
              COMPUTER SERVICES--5.7%
    68,000    Amdocs Limited* ..................................      4,407,250
    50,500    CNET Networks, Inc.*+ ............................      1,590,750
   180,800    eBay Inc.* .......................................      9,311,200
     8,600    Yahoo Inc.* ......................................        504,175
                                                                   ------------
                                                                     15,813,375
                                                                   ------------
              COMPUTER SOFTWARE--15.1%
    69,750    Ariba, Inc.* .....................................      8,814,655
    80,000    BEA Systems, Inc.*+ ..............................      5,740,000
    30,000    Business Objects ADS*+ ...........................      2,363,906
    45,000    Commerce One, Inc.*+ .............................      2,888,438
    48,100    i2 Technologies, Inc.* ...........................      8,177,000
   161,000    Oracle Corporation* ..............................      5,313,000
    85,700    Phone.com, Inc.*+ ................................      7,932,606
    40,000    Vitria Technology, Inc.*+ ........................      1,075,000
                                                                   ------------
                                                                     42,304,605
                                                                   ------------
              CONGLOMERATE--2.5%
    99,200    General Electric Company .........................   $  5,437,400
    28,900    Tyco International Limited .......................      1,638,269
                                                                   ------------
                                                                      7,075,669
                                                                   ------------
              ENERGY & ENERGY
                SERVICES--1.2%
    23,950    Calpine Corporation* .............................      1,890,553
    16,600    Duke Energy Corporation ..........................      1,434,863
                                                                   ------------
                                                                      3,325,416
                                                                   ------------
              FINANCIAL SERVICES--9.8%
    24,000    Bank Of New York Inc. ............................      1,381,500
   181,933    Citigroup Inc. ...................................      9,574,224
    38,200    Marsh & McLennan Companies, Inc. .................      4,994,650
    35,000    Northern Trust Corporation .......................      2,988,125
   127,250    Schwab (Charles) Corporation (The) ...............      4,469,656
     5,600    State Street Corp. ...............................        698,544
    71,400    Stilwell Financial Inc. ..........................      3,199,613
                                                                   ------------
                                                                     27,306,312
                                                                   ------------
              FOOD CHAINS--1.9%
    97,700    Safeway Inc.* ....................................      5,342,969
                                                                   ------------
              INSURANCE--2.5%
    72,400    American International Group, Inc. ...............      7,095,200
                                                                   ------------
              MANUFACTURING--1.4%
    89,700    Solectron Corporation* ...........................      3,946,800
                                                                   ------------
              MEDICAL DEVICES--1.3%
    25,300    Guidant Corporation* .............................      1,339,318
    40,200    Medtronic, Inc. ..................................      2,183,363
                                                                   ------------
                                                                      3,522,681
                                                                   ------------
              PHARMACEUTICALS--9.3%
   123,550    American Home Products Corporation ...............      7,845,425
    55,750    Baxter International Inc. ........................      4,581,953
    61,600    Eli Lilly and Company ............................      5,505,500
   187,587    Pfizer Inc. ......................................      8,101,414
                                                                   ------------
                                                                     26,034,292
                                                                   ------------
              RETAIL--5.2%
   170,700    Home Depot, Inc. .................................      7,340,100
   156,150    Wal-Mart Stores, Inc. ............................      7,085,306
                                                                   ------------
                                                                     14,425,406
                                                                   ------------

THE ALGER RETIREMENTFUND
ALGER capital appreciation RETIREMENTPORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2000


   SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   -------                                                             -----
              SEMICONDUCTORS--5.6%
   129,750    Altera Corporation* ..............................   $  5,311,640
    33,500    Broadcom Corporation Cl. A* ......................      7,449,563
    32,434    Texas Instruments, Incorporated ..................      1,591,293
    20,200    Vitesse Semiconductor Corporation* ...............      1,412,738
                                                                   ------------
                                                                     15,765,234
                                                                   ------------
              Total Common Stocks
                (Cost $239,548,263) ............................    241,121,743
                                                                   ------------
              PREFERRED STOCK--2.1%
              COMMUNICATIONS
   136,550    Nokia Corporation, ADR*
                (Cost $5,182,296) ..............................      5,837,513
                                                                   ------------
 PRINCIPAL
  AMOUNT       SHORT-TERM INVESTMENTS--28.0%                           VALUE
 ---------                                                             -----
              SHORT-TERM CORPORATE
                NOTES--16.4%
$10,000,000   AT&T Corp.,
                6.54%, 11/21/00 ................................    $ 9,963,667
 10,000,000   Consolidated Natural Gas Company,
                6.56%, 11/30/00 ................................      9,947,155
 10,000,000   National Australia Funding (Del),
                6.43%, 11/30/00 ................................      9,948,203
  8,000,000   Potomac Electric Power Company,
                6.49%, 11/21/00 ................................      7,971,156
  8,000,000   Toyota Credit De Puerto Rico,
                6.51%, 11/29/00 ................................      7,959,493
                                                                   ------------
              Total Short-Term Corporate Notes
                (Cost $45,789,674) .............................     45,789,674
                                                                   ------------
            SECURITIES HELD UNDER
              REPURCHASE
              AGREEMENTS--2.4%
            Securities Held Under Repurchase
              Agreements, 6.47%, 11/1/00,
              with State Street Bank and Trust
              Company, dtd 10/31/00, repurchase
              price $6,691,202; collateralized by
              Federal Home Loan Bank Discount
              Notes (par value $6,675,000 due
              2/22/05) .........................................      6,690,000
                                                                   ------------
              OTHER SHORT-TERM
 SHARES         INVESTMENTS--9.2%
25,883,945    Securities Lending Quality Trust
                (Cost $25,883,945) (b) .........................     25,883,945
                                                                   ------------
              Total Short-Term Investments
                (Cost $78,363,619) .............................     78,363,619
                                                                   ------------
Total Investments
  (Cost $323,094,178) (a) ...........................  116.2%       325,322,875
Liabilities in Excess of Other Assets ...............  (16.2)       (45,406,543)
                                                       -----       ------------
Net Assets ..........................................  100.0%      $279,916,332
                                                       =====       ============


*    Non-income producing security.

+    Securities partially or fully on loan.

(a) At October 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $323,094,178, amounted to $2,228,697 which consisted of aggregate gross unrealized appreciation of $25,274,683 and aggregate gross unrealized depreciation of $23,045,986.

(b)  Represents investments of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO(i)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year

                                                                                YEAR ENDED OCTOBER 31,
     `                                              ------------------------------------------------------------------------------
                                                 2000              1999             1998               1997             1996
                                               --------          --------         --------           --------         --------
Net asset value, beginning of year ...........$     16.19      $      8.98       $      9.70       $      9.88       $   12.72
                                              -----------      -----------       -----------       -----------        ---------
Net investment income (loss) .................      (0.09)(ii)       (0.09)(ii)        (0.08)(ii)        (0.10)(ii)      (0.07)
Net realized and unrealized
   gain on investments .......................       2.24             7.63              2.96              2.51            0.83
                                              -----------      -----------       -----------       -----------        ---------
  Total from investment operations ...........       2.15             7.54              2.88              2.41             0.76
 Distributions from net realized gains .......      (0.22)           (0.33)            (3.60)            (2.59)           (3.60)
                                              -----------      ------------       -----------      -----------        ---------
Net asset value, end of year .................$     18.12      $     16.19       $      8.98       $      9.70        $    9.88
                                              ===========      ===========       ===========       ===========        =========
Total Return .................................       13.1%            84.3%             28.1%             26.1%             6.1%
                                              ===========      ===========       ===========       ===========        =========
Ratios and Supplemental Data:
   Net assets, end of year (000's omitted) ...$   279,916      $    96,711       $     5,587       $     4,520        $   6,703
                                              ===========      ===========       ===========       ===========        =========
  Ratio of expenses excluding
     interest to average net assets ..........       1.14%            1.28%             1.37%             1.47%            1.37%
                                              ===========      ===========       ===========       ===========        =========
  Ratio of expenses including
     interest to average net assets ..........       1.14%            1.29%             1.44%             1.62%            1.44%
                                              ===========      ===========       ===========       ===========        =========
  Ratio of net investment income (loss)
     to average net assets ...................      (0.43%)          (0.59%)           (0.79%)           (1.02%)          (0.94%)
                                              ===========      ===========       ===========       ===========        =========
  Portfolio Turnover Rate ....................     144.16%          155.40%           177.09%           159.56%          203.46%
                                              ===========      ===========       ===========       ===========        =========
  Amount of debt outstanding at end of year ..        --               --                --        $   127,000              --
                                              ===========      ===========       ===========       ===========        =========
  Average amount of debt outstanding
     during the year .........................        --       $    42,036       $    49,890       $   127,915        $  62,130
                                              ===========       ===========      ===========       ===========        =========
  Average daily number of shares
     outstanding during the year ............. 12,487,537        2,470,314           505,939           511,947          595,051
                                              ===========      ===========       ===========       ===========        =========
  Average amount of debt per share
     during the year .........................        --       $      0.02       $      0.10       $      0.25        $    0.10
                                              ===========      ===========       ===========       ===========        =========


(i) Prior to April 12, 1996, the Alger Capital Appreciation Retirement Portfolio was the Alger Defined Contribution Leveraged AllCap Portfolio.

(ii) Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE ALGER Retirement FUND
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2000

                                                                                                      MIDCAP            CAPITAL
                                                                  GROWTH           SMALL CAP          GROWTH         APPRECIATION
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                ------------      ------------      ------------      ------------
ASSETS:
Investments in securities, at value (identified cost*)--
   see accompanying schedules of investments ...............    $135,662,822      $193,769,566      $172,729,207      $325,322,875
Cash .......................................................          69,959            49,209            72,795           100,875
Receivable for investment securities sold ..................       1,212,605         5,165,002         4,380,510         6,378,476
Receivable for shares of beneficial interest sold ..........          75,612           177,286         2,241,337           310,656
Dividends and interest receivable ..........................          18,822             2,534             5,140            18,853
Prepaid expenses ...........................................           5,518             7,067             2,364             5,135
                                                                ------------      ------------      ------------      ------------
  Total Assets .............................................     137,045,338       199,170,664       179,431,353       332,136,870
                                                                ------------      ------------      ------------      ------------

LIABILITIES:
Payable for securities loaned ..............................       3,477,755                --                --        25,883,945
Payable for investment securities purchased ................       6,425,629        10,467,492         1,462,673        25,603,596
Payable for shares of beneficial interest redeemed .........         172,563           229,521            85,810            63,409
Accrued investment management fees .........................          83,359           138,786           114,905           207,713
Accrued expenses ...........................................         313,006           361,731           202,369           461,875
                                                                ------------      ------------      ------------      ------------
  Total Liabilities ........................................      10,472,312        11,197,530         1,865,757        52,220,538
                                                                ------------      ------------      ------------      ------------
NET ASSETS .................................................    $126,573,026      $187,973,134      $177,565,596      $279,916,332
                                                                ============      ============      ============      ============
Net Assets Consist of:
  Paid-in capital ..........................................    $108,878,565      $192,572,708      $156,382,612      $281,025,227
  Undistributed net investment income
     (accumulated loss) ....................................        (177,215)         (352,294)         (217,673)       (1,084,040)
  Undistributed net realized gain (accumulated loss) .......       6,390,715       (21,643,324)        6,013,433
                                                                                                                        (2,253,552)
  Net unrealized appreciation ..............................      11,480,961        17,396,044        15,387,224         2,228,697
                                                                ------------      ------------      ------------      ------------
NET ASSETS .................................................    $126,573,026      $187,973,134      $177,565,596      $279,916,332
                                                                ============      ============      ============      ============

Shares of beneficial interest outstanding--Note 6 ..........       7,380,654         7,904,738        10,127,762        15,445,001
                                                                ============      ============      ============      ============

NET ASSET VALUE PER SHARE ..................................    $      17.15      $      23.78      $      17.53      $      18.12
                                                                ============      ============      ============      ============
*Identified cost ...........................................    $124,181,861      $176,373,522      $157,341,983      $323,094,178
                                                                ============      ============      ============      ============

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF OPERATIONS
For the year ended October 31, 2000

                                                                                                       MIDCAP             CAPITAL
                                                                    GROWTH          SMALL CAP          GROWTH          APPRECIATION
                                                                   PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                  -----------      ------------      ------------      ------------
INVESTMENT INCOME
Income:
  Dividends .................................................     $   436,916      $     38,516      $     70,066      $    414,477
  Interest ..................................................         579,972         1,417,062           721,331         1,371,383
                                                                  -----------      ------------      ------------      ------------
    Total income ............................................       1,016,888         1,455,578           791,397         1,785,860
                                                                  -----------      ------------      ------------      ------------

Expenses:
  Management fees--Note 3(a) ................................         846,300         1,318,381           720,352         2,140,955
  Shareholder servicing fees ................................         245,254           340,763           170,608           535,013
  Custodian fees ............................................          16,704            28,380            18,100            28,747
  Transfer agent fees--Note 3(c) ............................           2,500             2,500             2,500             2,500
  Shareholder reports .......................................           9,350            24,495            14,490            34,110
  Professional fees .........................................           8,544            12,054            13,168            13,695
  Trustees' fees ............................................           7,138             7,138             7,138             7,138
  Miscellaneous .............................................          58,313            74,161            62,714           107,742
                                                                  -----------      ------------      ------------      ------------
    Total Expenses ..........................................       1,194,103         1,807,872         1,009,070         2,869,900
                                                                  -----------      ------------      ------------      ------------
NET INVESTMENT LOSS .........................................        (177,215)         (352,294)         (217,673)       (1,084,040)
                                                                  -----------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
  Net realized gain (loss) on investments ...................       6,883,930       (21,314,002)        6,173,848          (996,080)
  Net change in unrealized appreciation (depreciation)
     on investments .........................................      (2,363,996)        7,596,304        13,539,700        (9,451,696)
                                                                  -----------      ------------      ------------      ------------
  Net realized and unrealized gain (loss)
     on investments .........................................       4,519,934       (13,717,698)       19,713,548       (10,447,776)
                                                                  -----------      ------------      ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ..............................     $ 4,342,719      $(14,069,992)     $ 19,495,875      $(11,531,816)
                                                                  ===========      ============      ============      ============

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended October 31, 2000

                                                                                                       MIDCAP             CAPITAL
                                                                    GROWTH          SMALL CAP          GROWTH          APPRECIATION
                                                                   PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                  -----------      ------------      ------------      ------------
Net investment loss .........................................     $  (177,215)     $   (352,294)     $   (217,673)     $ (1,084,040)
Net realized gain (loss) on investments .....................       6,883,930       (21,314,002)        6,173,848          (996,080)
Net change in unrealized appreciation (depreciation)
   on investments ...........................................      (2,363,996)        7,596,304        13,539,700        (9,451,696)
                                                                  -----------      ------------      ------------      ------------
Net increase (decrease) in net assets resulting
   from operations ..........................................       4,342,719       (14,069,992)       19,495,875       (11,531,816)
Distributions to Shareholders:
   Net realized gains .......................................     (12,723,935)       (9,682,531)       (1,985,992)       (3,045,425)
Net increase from shares of beneficial
   interest transactions--Note 6 ............................      62,208,318       148,014,967       131,822,365       197,782,802
                                                                  -----------      ------------      ------------      ------------
    Total increase ..........................................      53,827,102       124,262,444       149,332,248       183,205,561
Net Assets:
  Beginning of year .........................................      72,745,924        63,710,690        28,233,348        96,710,771
                                                                  -----------      ------------      ------------      ------------
  End of year ...............................................     $126,573,026     $187,973,134      $177,565,596      $279,916,332
                                                                  ===========      ============      ============      ============
Undistributed net investment income (accumulated loss) ......     $  (177,215)     $   (352,294)     $   (217,673)     $ (1,084,040)
                                                                  ===========      ============      ============      ============

-------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended October 31, 1999

                                                                                                       MIDCAP            CAPITAL
                                                                    GROWTH          SMALL CAP          GROWTH         APPRECIATION
                                                                   PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                  -----------      ------------      ------------      ------------
Net investment loss .........................................     $  (236,983)     $   (250,412)     $    (72,311)     $   (210,506)
Net realized gain on investments ............................      12,595,530         9,628,923         1,917,140         2,007,349
Net change in unrealized appreciation (depreciation)
   on investments ...........................................       6,033,835         7,219,880         1,394,775        10,598,903
                                                                  -----------      ------------      ------------      ------------
Net increase in net assets resulting
   from operations ..........................................      18,392,382        16,598,391         3,239,604        12,395,746
Distributions to Shareholders:
   Net realized gains .......................................      (1,518,169)       (3,871,054)       (1,161,271)         (824,545)
Net increase from shares of beneficial
   interest transactions--Note 6 ............................      15,675,939        21,045,643        19,488,397        79,552,891
                                                                  -----------      ------------      ------------      ------------
    Total increase ..........................................      32,550,152        33,772,980        21,566,730        91,124,092
Net Assets:
  Beginning of year .........................................      40,195,772        29,937,710         6,666,618         5,586,679
                                                                  -----------      ------------      ------------      ------------
  End of year ...............................................     $72,745,924      $ 63,710,690      $ 28,233,348      $ 96,710,771
                                                                  ===========      ============      ============      ============
Undistributed net investment income (accumulated loss) ......     $  (351,215)     $   (926,145)     $   (319,989)     $   (641,486)
                                                                  ===========      ============      ============      ============

                      See Notes to Financial Statements.

-------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS


NOTE 1--General:

     The Alger Retirement Fund (the "Fund"), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company and currently issues four classes of shares of beneficial interest --Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio (the "Portfolios"). The investment objective of each Portfolio is long-term capital appreciation. Each Portfolio seeks to achieve its objective by investing primarily in equity securities.

NOTE 2--Significant Accounting Policies:

     (a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

     Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

     Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

     (b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

     (c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

     (d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At October 31, 2000, the value of securities loaned and collateral received thereon were as follows:

                                                    VALUE OF
                                                   SECURITIES         VALUE OF
                                                     LOANED          COLLATERAL
                                                  -----------        -----------
Growth Portfolio ..............................   $ 3,756,740        $ 3,477,755
Small Cap Portfolio ...........................     3,220,472          3,265,660
MidCap Growth Portfolio .......................       328,289            323,994
Capital Appreciation Portfolio ................    27,428,020         25,883,945

     (e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Portfolios, dividends from net investment income and distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

     At October 31, 2000, the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio reclassified $351,215, $926,145, $319,989 and $641,486, respectively, from undistributed net investment loss to either accumulated undistributed net realized gain or paid-in capital. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

     (f) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.


     (g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

     (h) OTHER These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--Investment Management Fees and Other Transactions with Affiliates:

     (a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

    Growth Portfolio ...............................................  .75%
    Small Cap Portfolio ............................................  .85
    MidCap Growth Portfolio ........................................  .80
    Capital Appreciation Portfolio .................................  .85

     (b) BROKERAGE COMMISSIONS: During the year ended October 31, 2000, the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor, commissions of $186,923, $258,366, $156,001 and $302,662, respectively, in connection with securities transactions.

     (c) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the year ended October 31, 2000, each Portfolio incurred fees of
 $2,500 for services provided by Alger Services.

     (d) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. At October 31, 2000, Alger Management and its affiliates owned 623,160 shares, 309,445 shares, 813,718 shares and 732,099 shares of the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio, respectively.

NOTE 4--Securities Transactions:

     The following summarizes the securities transactions by the Fund, other than short-term securities, for the year ended October 31, 2000:

                                                      PURCHASES         SALES
                                                    ------------    ------------
Growth Portfolio ...............................    $147,072,064    $102,263,684
Small Cap Portfolio ............................     440,054,144     318,772,299
MidCap Growth Portfolio ........................     198,180,316      92,112,815
Capital Appreciation Portfolio .................     485,696,473     318,976,964

NOTE 5--Lines of Credit:

     The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes.

     The Capital Appreciation Portfolio may borrow up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the year ended October 31, 2000, the Capital Appreciation Portfolio had no such borrowings.

THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


NOTE 6--Share Capital:

     The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four classes of shares.

     During the year ended October 31, 2000, transactions of shares of beneficial interest were as follows:

                                                     SHARES            AMOUNT
                                                  -----------       -----------
Growth Portfolio
   Shares sold ................................     3,667,027       $72,555,147
   Dividends reinvested .......................       691,518        12,723,935
   Shares redeemed ............................    (1,214,174)      (23,070,764)
                                                  -----------       -----------
   Net increase ...............................     3,144,371       $62,208,318
                                                  ===========       ===========
Small Cap Portfolio
   Shares sold ................................     5,971,533       $171,259,657
   Dividends reinvested .......................       367,877         9,682,531
   Shares redeemed ............................    (1,226,681)      (32,927,221)
                                                  -----------       -----------
   Net increase ...............................     5,112,729       $148,014,967
                                                  ===========       ===========
MidCap Growth Portfolio
   Shares sold ................................     9,277,026       $155,201,329
   Dividends reinvested .......................       120,729         1,985,992
   Shares redeemed ............................    (1,663,351)      (25,364,956)
                                                  -----------       -----------
   Net increase ...............................     7,734,404       $131,822,365
                                                  ===========       ===========
Capital Appreciation Portfolio
   Shares sold ................................    13,993,709       $290,676,986
   Dividends reinvested .......................       153,113         3,045,425
   Shares redeemed ............................    (4,673,523)      (95,939,609)
                                                  -----------       -----------
   Net Increase ...............................     9,473,299       $197,782,802
                                                  ===========       ===========

     During the year ended October 31, 1999, transactions of shares of beneficial interest were as follows:


                                                     SHARES            AMOUNT
                                                  -----------       -----------
Growth Portfolio
   Shares sold ................................     1,735,529       $27,485,084
   Dividends reinvested .......................        91,899         1,518,169
   Shares redeemed ............................      (841,672)      (13,327,314)
                                                  -----------       -----------
   Net increase ...............................       985,756       $15,675,939
                                                  ===========       ===========
Small Cap Portfolio
   Shares sold ................................     1,661,996       $36,124,686
   Dividends reinvested .......................       178,225         3,871,054
   Shares redeemed ............................      (876,494)      (18,950,097)
                                                  -----------       -----------
   Net increase ...............................       963,727       $21,045,643
                                                  ===========       ===========
MidCap Growth Portfolio
   Shares sold ................................     2,250,079       $25,688,243
   Dividends reinvested .......................        99,680         1,161,271
   Shares redeemed ............................      (711,449)       (7,361,117)
                                                  -----------       -----------
   Net increase ...............................     1,638,310       $19,488,397
                                                  ===========       ===========
Capital Appreciation Portfolio
   Shares sold ................................     6,444,281       $95,011,629
   Dividends reinvested .......................        57,062           824,545
   Shares redeemed ............................    (1,151,755)      (16,283,283)
                                                  -----------       -----------
   Net increase ...............................     5,349,588       $79,552,891
                                                  ===========       ===========

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Shareholders and Board of Trustees of The Alger Retirement Fund:

     We have audited the statements of assets and liabilities, including the schedules of investments, of The Alger Retirement Fund (a Massachusetts business trust comprising, respectively, the Alger Growth Retirement, Alger Small Cap Retirement, Alger MidCap Growth Retirement, and Alger Capital Appreciation Retirement Portfolios) as of October 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger Retirement Fund, as of October 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                        ARTHUR ANDERSEN LLP


New York, New York
November 28, 2000